CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter, voyage and port terminal revenues	$ 190,734	$ 178,619	$ 165,625
Sales of products	46,350	68,414	69,063
Time charter, voyage and port terminal expenses	(42,428)	(41,776)	(41,680)
Direct vessel expenses	(72,713)	(69,476)	(63,422)
Cost of products sold	(42,760)	(65,039)	(66,757)
Depreciation of vessels, port terminals and other fixed assets, net	(19,555)	(22,502)	(18,180)
Amortization of intangible assets	(3,799)	(4,438)	(4,436)
Amortization of deferred drydock and special survey costs	(3,392)	(1,332)	(718)
General and administrative expenses	(14,617)	(14,844)	(13,662)
Provision for losses on accounts receivable	(567)	(747)	(492)
Taxes other than income taxes	(7,912)	(8,212)	(8,934)
Gain on sale of assets	18	0	36
Interest expense and finance cost, net	(25,148)	(20,057)	(17,074)
Interest income	219	388	843
Foreign exchange differences	414	(279)	(645)
Other income, net	430	1,492	669
Income before income taxes and noncontrolling interest	5,274	211	236
Income tax benefit/(expense)	4,554	(35)	348
Net income	9,828	176	584
Less: Net income attributable to the noncontrolling interest	(112)	(20)	(780)
Net income/(loss) attributable to Navios Logistics' stockholders	$ 9,716	$ 156	$ (196)
Basic and diluted net earnings/(losses) per share attributable to Navios Logistics' stockholders	$ 0.4858	$ 0.0078	$ (0.0098)
Weighted average number of shares, basic and diluted	20,000	20,000	20,000